Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Vest U.S. Equity Buffer ETF – June

FT Vest U.S. Equity Deep Buffer ETF – June

FT Vest Nasdaq-100® Buffer ETF – June

FT Vest International Equity Moderate Buffer ETF – June

FT Vest U.S. Equity Enhance & Moderate Buffer ETF – June

FT Vest U.S. Equity Moderate Buffer ETF – June

FT Vest U.S. Equity Equal Weight Buffer ETF – June

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated June 13, 2025

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On June 20, 2025, each Fund’s current Target Outcome Period will end, and a new Target Outcome Period will begin as of June 23, 2025. The new Target Outcome Period will end on June 18, 2026. While the actual caps will not be determined until the first day of the new Target Outcome Period, set forth below are the anticipated cap ranges for each Fund for the Target Outcome Period beginning on June 23, 2025. A supplement to each Fund’s prospectus will be filed on June 23, 2025 that will include the actual cap for the new Target Outcome Period, which may be higher or lower than the anticipated cap ranges set forth below.

Fund	Anticipated cap range (before fees and expenses)	Anticipated cap range (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)
FT Vest U.S. Equity Buffer ETF – June (FJUN)	14.25% - 16.05%	13.40% - 15.20%
FT Vest U.S. Equity Deep Buffer ETF – June (DJUN)	11.75% - 13.35%	10.90% - 12.50%
FT Vest Nasdaq-100® Buffer ETF – June (QJUN)	17.65% - 19.45%	16.75% - 18.55%
FT Vest International Equity Moderate Buffer ETF – June (YJUN)	14.05% - 19.45%	13.15% - 18.55%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF – June (XJUN)	9.65% - 11.55%	8.80% - 10.70%
FT Vest U.S. Equity Moderate Buffer ETF – June (GJUN)	11.65% - 13.35%	10.80% - 12.50%
FT Vest U.S. Equity Equal Weight Buffer ETF – June (RSJN)	12.45% - 17.45%	11.60% - 16.60%

Please Keep this Supplement with your Fund Prospectus for Future Reference